Income Tax Expense - Summary of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)
Current income tax
Current year	$ 31,307	¥ 209,448	¥ 197,264		¥ 104,149
Under/(over) provision in respect of prior years	(109)	(729)	(2,867)		7,175
Deferred tax
Movement in temporary differences	(307)	(2,052)	(225)		48,946
Consolidated income tax expense reported in the statement of profit or loss	$ 30,891	¥ 206,667	¥ 194,172	[1]	¥ 160,270	[1]

[1]	Restated